VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—85.4%
Airlines—1.1%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 5,710	$ 6,018
Southwest Airlines Co. 1.250%, 5/1/25	9,360	11,242
		17,260

Auto Manufacturers—0.2%
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	5,890	3,007
Banks—2.3%
Barclays Bank plc 0.000%, 2/18/25	16,590	17,258
BofA Finance LLC 0.600%, 5/25/27	15,930	18,326
		35,584

Biotechnology—6.9%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	12,660	13,704
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	1,210	1,284
1.250%, 5/15/27	17,960	19,299
Cytokinetics, Inc. 144A 3.500%, 7/1/27(1)	8,440	9,677
Halozyme Therapeutics, Inc.
0.250%, 3/1/27	21,070	20,398
144A 1.000%, 8/15/28(1)	7,865	9,266
Insmed, Inc. 1.750%, 1/15/25	9,940	9,269
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	21,335	24,589
		107,486

Chemicals—0.3%
Livent Corp. 4.125%, 7/15/25	2,010	4,823
Commercial Services—6.1%
Block, Inc.
0.125%, 3/1/25	15,570	14,811
0.250%, 11/1/27	11,860	8,939
Chegg, Inc.
0.125%, 3/15/25	15,765	14,386
0.000%, 9/1/26	1,945	1,526
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	17,100	12,488
Shift4 Payments, Inc.
0.000%, 12/15/25	13,060	12,938
0.500%, 8/1/27	20,855	17,549
	Par Value	Value

Commercial Services—continued
Stride, Inc. 1.125%, 9/1/27	$ 12,710	$ 11,319
		93,956

Computers—4.7%
3D Systems Corp. 0.000%, 11/15/26	10,230	6,977
CyberArk Software Ltd. 0.000%, 11/15/24	9,060	9,587
KBR, Inc. 2.500%, 11/1/23	9,180	19,356
Lumentum Holdings, Inc.
0.500%, 12/15/26	2,150	1,844
144A 0.500%, 6/15/28(1)	10,750	8,137
Parsons Corp. 0.250%, 8/15/25	6,845	7,779
Pure Storage, Inc. 0.125%, 4/15/23	4,270	4,597
Rapid7, Inc. 0.250%, 3/15/27	9,815	7,665
Zscaler, Inc. 0.125%, 7/1/25	6,310	6,625
		72,567

Cosmetics & Personal Care—0.8%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	16,560	12,519
Diversified Financial Services—3.8%
Coinbase Global, Inc. 0.500%, 6/1/26	9,720	5,490
EZCORP, Inc. 144A 3.750%, 12/15/29(1)	1,750	1,693
GS Finance Corp. 0.500%, 12/29/27(2)	23,355	23,939
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0.000%, 8/15/23	11,580	10,943
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	14,600	17,674
		59,739

Energy-Alternate Sources—3.5%
Enphase Energy, Inc.
0.000%, 3/1/26	10,890	12,267
0.000%, 3/1/28	5,990	7,005
Plug Power, Inc. 3.750%, 6/1/25	1,600	4,006
SolarEdge Technologies, Inc. 0.000%, 9/15/25	6,085	7,554
Stem, Inc. 144A 0.500%, 12/1/28(1)	16,705	10,504
	Par Value	Value

Energy-Alternate Sources—continued
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	$ 15,700	$ 12,678
		54,014

Entertainment—2.6%
DraftKings Holdings, Inc. 0.000%, 3/15/28	11,615	7,184
Live Nation Entertainment, Inc. 2.000%, 2/15/25	17,790	17,461
Vail Resorts, Inc. 0.000%, 1/1/26	16,990	15,758
		40,403

Food & Beverage—1.0%
Post Holdings, Inc. 144A 2.500%, 8/15/27(1)	14,120	14,829
Healthcare-Products—3.2%
Exact Sciences Corp. 0.375%, 3/15/27	15,220	12,556
Insulet Corp. 0.375%, 9/1/26	13,485	19,041
Natera, Inc. 2.250%, 5/1/27	4,330	5,508
Novocure Ltd. 0.000%, 11/1/25	6,470	5,706
Repligen Corp. 0.375%, 7/15/24	4,515	7,238
		50,049

Healthcare-Services—0.5%
Elevance Health, Inc. 2.750%, 10/15/42	1,160	8,483
Internet—11.8%
Booking Holdings, Inc. 0.750%, 5/1/25	11,880	15,823
Etsy, Inc. 0.250%, 6/15/28	30,635	26,156
Farfetch Ltd. 3.750%, 5/1/27	7,265	5,449
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	9,220	8,165
Palo Alto Networks, Inc.
0.750%, 7/1/23	8,690	13,730
0.375%, 6/1/25	11,780	17,393
Perficient, Inc. 0.125%, 11/15/26	19,130	14,778
Snap, Inc.
0.750%, 8/1/26	8,615	7,297
144A 0.125%, 3/1/28(1)	15,170	10,126
TechTarget, Inc. 144A 0.000%, 12/15/26(1)	10,710	8,129
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Internet—continued
Uber Technologies, Inc. 0.000%, 12/15/25	$ 26,580	$ 22,387
Wayfair, Inc.
1.125%, 11/1/24	15,735	13,365
144A 3.250%, 9/15/27(1)	4,600	3,508
Zillow Group, Inc. 2.750%, 5/15/25	18,670	17,755
		184,061

Leisure Time—2.5%
NCL Corp., Ltd. 1.125%, 2/15/27	30,615	20,781
Royal Caribbean Cruises Ltd. 144A 6.000%, 8/15/25(1)	9,225	11,587
Topgolf Callaway Brands Corp. 2.750%, 5/1/26	4,905	6,379
		38,747

Machinery-Diversified—0.4%
Middleby Corp. (The) 1.000%, 9/1/25	4,985	5,860
Media—5.2%
DISH Network Corp. 0.000%, 12/15/25	31,000	19,778
Liberty Broadband Corp.
144A 1.250%, 9/30/50(1)	15,340	14,803
144A 2.750%, 9/30/50(1)	30	29
Liberty Media Corp. 1.375%, 10/15/23	13,245	16,311
Liberty Media Corp.-Liberty Formula One 144A 2.250%, 8/15/27(1)	17,760	16,970
World Wrestling Entertainment, Inc. 3.375%, 12/15/23	4,820	13,311
		81,202

Mining—1.4%
Lithium Americas Corp. 1.750%, 1/15/27	14,045	10,871
MP Materials Corp. 144A 0.250%, 4/1/26(1)	12,395	10,830
		21,701

Miscellaneous Manufacturing—0.8%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)	13,120	13,002
	Par Value	Value

Oil, Gas & Consumable Fuels—2.1%
EQT Corp. 1.750%, 5/1/26	$ 2,050	$ 4,760
Northern Oil & Gas, Inc. 144A 3.625%, 4/15/29(1)	9,165	9,852
Pioneer Natural Resources Co. 0.250%, 5/15/25	7,520	17,537
		32,149

Pharmaceuticals—5.1%
Dexcom, Inc. 0.250%, 11/15/25	46,045	50,074
Jazz Investments I Ltd. 2.000%, 6/15/26	18,735	22,271
Revance Therapeutics, Inc. 1.750%, 2/15/27	7,485	6,834
		79,179

Retail—0.9%
Burlington Stores, Inc. 2.250%, 4/15/25	10,530	12,110
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	575	2,146
		14,256

Semiconductors—3.8%
Impinj, Inc. 1.125%, 5/15/27	6,740	8,088
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	8,395	8,307
Microchip Technology, Inc. 0.125%, 11/15/24	9,815	10,527
ON Semiconductor Corp. 0.000%, 5/1/27	6,535	8,659
Wolfspeed, Inc.
144A 0.250%, 2/15/28(1)	18,515	16,006
144A 1.875%, 12/1/29(1)	7,935	7,145
		58,732

Software—13.7%
Akamai Technologies, Inc. 0.125%, 5/1/25	10,500	11,025
Bentley Systems, Inc. 0.125%, 1/15/26	17,115	15,609
Bill.com Holdings, Inc. 0.000%, 4/1/27	32,290	25,525
Box, Inc. 0.000%, 1/15/26	10,075	13,213
	Par Value	Value

Software—continued
Cloudflare, Inc. 0.000%, 8/15/26	$ 34,875	$ 28,423
Confluent, Inc. 0.000%, 1/15/27	18,720	14,134
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	17,010	12,715
Envestnet, Inc. 144A 2.625%, 12/1/27(1)	12,230	13,123
Five9, Inc. 0.500%, 6/1/25	17,985	16,474
Model N, Inc. 2.625%, 6/1/25	5,070	6,832
Splunk, Inc.
1.125%, 9/15/25	6,180	5,819
1.125%, 6/15/27	14,430	12,176
Tyler Technologies, Inc. 0.250%, 3/15/26	13,920	12,932
Unity Software, Inc. 0.000%, 11/15/26	16,150	12,088
Workiva, Inc. 1.125%, 8/15/26	10,370	12,786
		212,874

Transportation—0.7%
Air Transport Services Group, Inc. 1.125%, 10/15/24	9,750	10,104
Total Convertible Bonds and Notes (Identified Cost $1,363,048)		1,326,586

	Shares
Convertible Preferred Stocks—12.5%
Auto Components—0.4%
Aptiv plc Series A, 5.500%	57,595	6,181
Banks—2.5%
Wells Fargo & Co. Series L, 7.500%	32,620	38,655
Capital Markets—0.5%
KKR & Co., Inc. Series C, 6.000%	123,410	7,065
Commercial Services & Supplies—0.6%
GFL Environmental, Inc., 6.000%	140,705	9,102
Diversified Financial Services—0.4%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	7,790	6,876
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value
Electric Utilities—3.9%
NextEra Energy, Inc.
5.279%	724,310	$ 36,723
6.926%	185,675	9,319
PG&E Corp., 5.500%	106,705	15,391
		61,433

Healthcare Equipment & Supplies—1.5%
Boston Scientific Corp. Series A, 5.500%	200,525	23,024
Life Sciences Tools & Services—1.5%
Danaher Corp. Series B, 5.000%	16,920	22,953
Telecommunications—1.2%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	16,705	19,111
Total Convertible Preferred Stocks (Identified Cost $185,485)		194,400

Total Long-Term Investments—97.9% (Identified Cost $1,548,533)		1,520,986

	Shares	Value

Short-Term Investment—3.0%
Money Market Mutual Fund—3.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(3)	46,370,927	$ 46,371
Total Short-Term Investment (Identified Cost $46,371)		46,371

TOTAL INVESTMENTS—100.9% (Identified Cost $1,594,904)		$1,567,357
Other assets and liabilities, net—(0.9)%		(13,540)
NET ASSETS—100.0%		$1,553,817

Abbreviations:
GS	Goldman Sachs & Co.
LLC	Limited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to a value of $302,353 or 19.5% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	92%
Bermuda	3
United Kingdom	2
Canada	1
Liberia	1
Israel	1
Total	100%
† % of total investments as of December 31, 2022.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,326,586	$—	$1,302,647	$23,939
Equity Securities:
Convertible Preferred Stocks	194,400	168,413	25,987	—
Money Market Mutual Fund	46,371	46,371	—	—
Total Investments	$1,567,357	$214,784	$1,328,634	$23,939
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes
Investments in Securities
Balance as of September 30, 2022:	$ —	$ —
Purchases	23,939	23,939
Balance as of December 31, 2022	$ 23,939	$ 23,939
See Notes to Schedule of Investments

VIRTUS Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.